Stockholders' deficiency (Detail Textuals) (USD $)							1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Jan. 25, 2013 DelMar Pharmaceuticals, Inc	Jan. 25, 2013 DelMar Pharmaceuticals (BC) Ltd.	Jan. 25, 2013 Canadian Residents	Jan. 25, 2013 Exchange Agreement (the "Reverse Acquisition")	Jan. 25, 2013 Voting and Exchange Trust Agreement
Stockholders Equity Note [Line Items]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, issued	1
Preferred stock, shares outstanding	1
Preferred stock special voting shares issued								1
Common stock, shares authorized	200,000,000	200,000,000			13,070,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares issued (in shares)	31,534,819	13,050,000		3,250,007
Common stock, shares outstanding (in shares)	31,534,819	13,050,000	8,256,250	3,250,007		7,374,583
Number of shares acquired							13,070,000